Average Annual Total Returns - Vanguard Cash Reserves Federal Money Market Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 1 Year	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 5 Years	FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees or expenses) 10 Years	Money Market Funds Average 1 Year	Money Market Funds Average 5 Years	Money Market Funds Average 10 Years	U.S. Government Money Market Funds Average 1 Year	U.S. Government Money Market Funds Average 5 Years	U.S. Government Money Market Funds Average 10 Years
Total	2.29%	1.21%	0.66%	2.23%	1.15%	0.59%	2.25%	1.04%	0.55%	1.86%	0.82%	0.41%	1.61%	0.64%	0.32%